Development and Collaboration Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Development And Collaboration Agreements
Development and Collaboration Agreements

Onxeo S.A.

In June 2016, the Company executed an option and license agreement with Onxeo S.A. (“Onxeo”), a public French company, which gave Monopar the exclusive option to license (on a world-wide exclusive basis) Validive to pursue treating severe oral mucositis in patients undergoing chemoradiation treatment for head and neck cancers. The pre-negotiated Onxeo license agreement for Validive as part of the option agreement includes clinical, regulatory, developmental and sales milestones that could reach up to $108 million if the Company achieves all milestones, and escalating royalties on net sales from 5% to 10%. On September 8, 2017, the Company exercised the license option, and therefore paid Onxeo the $1 million fee under the option and license agreement.

Under the agreement, the Company is required to pay royalties to Onxeo on a product-by-product and country-by-country basis until the later of (1) the date when a given product is no longer within the scope of a patent claim in the country of sale or manufacture, (2) the expiry of any extended exclusivity period in the relevant country (such as orphan drug exclusivity, pediatric exclusivity, new chemical entity exclusivity, or other exclusivity granted beyond the expiry of the relevant patent), or (3) a specific time period after the first commercial sale of the product in such country. In most countries, including the U.S., the patent term is generally 20 years from the earliest claimed filing date of a non-provisional patent application in the applicable country, not taking into consideration any potential patent term adjustment that may be filed in the future or any regulatory extensions that may be obtained. The royalty termination provision pursuant to (3) described above is shorter than 20 years and is the least likely cause of termination of royalty payments.

The Onxeo license agreement does not have a pre-determined term, but expires on a product-by-product and country-by-country basis; that is, the agreement expires with respect to a given product in a given country whenever the Company’s royalty payment obligations with respect to such product have expired. The agreement may also be terminated early for cause if either the Company or Onxeo materially breach the agreement, or if either the Company or Onxeo become insolvent. The Company may also choose to terminate the agreement, either in its entirety or as to a certain product and a certain country, by providing Onxeo with advance notice.

The Company plans to internally develop Validive with the near-term goal of commencing a Phase 3 clinical development program, which, if successful, may allow the Company to apply for marketing approval within the next several years. The Company will need to raise significant funds to support the further development of Validive. As of September 30, 2019, the Company had not reached any of the pre-specified milestones and has not been required to pay Onxeo any funds under this license agreement other than the one-time license fee.

XOMA Ltd.

The intellectual property rights contributed by Tactic Pharma to the Company included the non-exclusive license agreement with XOMA Ltd. for the humanization technology used in the development of MNPR-101. Pursuant to such license agreement, the Company is obligated to pay XOMA Ltd. clinical, regulatory and sales milestones for MNPR-101 that could reach up to $14.925 million if the Company achieves all milestones. The agreement does not require the payment of sales royalties. There can be no assurance that the Company will reach any milestones under the XOMA agreement. As of September 30, 2019, the Company had not reached any milestones and has not been required to pay XOMA Ltd. any funds under this license agreement.

Onxeo SA

The pre-negotiated Onxeo license agreement for Validive included as part of the option agreement includes clinical, regulatory, developmental and sales milestones that could reach up to $108 million if the Company achieves all milestones, and escalating royalties on net sales from 5 - 10%. On September 8, 2017, the Company exercised the option, and therefore was required to pay Onxeo the $1 million fee under the option and license agreement.

Under the agreement, the Company is required to pay royalties to Onxeo on a product-by-product and country-by-country basis until the later of (1) the date when a given product is no longer within the scope of a patent claim in the country of sale or manufacture, (2) the expiry of any extended exclusivity period in the relevant country (such as orphan drug exclusivity, pediatric exclusivity, new chemical entity exclusivity, or other exclusivity granted beyond the expiry of the relevant patent), or (3) a specific time period after the first commercial sale of the product in such country. In most countries, including the U.S., the patent term is generally 20 years from the earliest claimed filing date of a non-provisional patent application in the applicable country, not taking into consideration any potential patent term adjustment that may be filed in the future or any regulatory extensions that may be obtained. The royalty termination provision pursuant to (3) described above is shorter than 20 years and is the least likely cause of termination of royalty payments.

The Onxeo license agreement does not have a pre-determined term, but expires on a product-by-product and country-by-country basis; that is, the agreement expires with respect to a given product in a given country whenever the Company’s royalty payment obligations with respect to such product have expired. The agreement may also be terminated early for cause if either the Company or Onxeo materially breach the agreement, or if either the Company or Onxeo become insolvent. The Company may also choose to terminate the agreement, either in its entirety or as to a certain product and a certain country, by providing Onxeo with advance notice.

The Company plans to internally develop Validive with the near-term goal of commencing a Phase 3 clinical trial, which, if successful, may allow the Company to apply for marketing approval within the next few years. The Company will need to raise significant funds to support the further development of Validive. As of December 31, 2018, the Company had not reached any of the pre-specified milestones and has not been required to pay Onxeo any funds under this license agreement.

XOMA Ltd.

The intellectual property rights contributed by Tactic Pharma to the Company included the non-exclusive license agreement with XOMA Ltd. for the humanization technology used in the development of MNPR-101. Pursuant to such license agreement, the Company is obligated to pay XOMA Ltd. clinical, regulatory and sales milestones for MNPR-101 that could reach up to $14.925 million if the Company achieves all milestones. The agreement does not require the payment of sales royalties. There can be no assurance that the Company will reach any milestones. As of December 31, 2018, the Company has not reached any milestones and has not been required to pay XOMA Ltd. any funds under this license agreement.